Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Shareholders Equity
Shareholders’ equity

27.	Shareholders’ equity

a) Share capital

Pursuant to the Corporate Bylaws, Banco Santander's share capital may be increased up to the authorized capital limit, without the need for any amendment to its bylaws, through a resolution by the Board of Directors and by issuing up to 9,090,909,090 (nine billion, ninety million, nine hundred and nine thousand and ninety) shares, in compliance with the legal restrictions regarding the number of preferred shares. Any increase in capital exceeding this limit will require shareholder approval.

At the Extraordinary General Meeting held on March 31, 2021, in the context of the Spin-off of Santander Brasil, which resulted in the segregation of shares it owned, issued by Getnet Adquirência e Serviços para Meios de Pagamentos S.A. ("Getnet"), with the transfer of the spun-off portion to Getnet, it was approved that Santander Brasil's share capital be reduced by a total amount of two billion reais, without the cancellation of shares. Consequently, Santander Brasil's share capital was decreased from fifty-seven billion reais to fifty-five billion reais.

The share capital, fully subscribed and paid up, is divided into registered, book-entry shares with no par value.

	Thousand of shares
	2023			2022
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	124,804	150,621	275,425	120,850	146,392	267,242
Foreign residents	3,693,891	3,529,215	7,223,106	3,697,845	3,533,444	7,231,289
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(27,193)	(27,193)	(54,386)	(31,162)	(31,162)	(62,324)
Total outstanding	3,791,502	3,652,643	7,444,145	3,787,533	3,648,674	7,436,207

	Thousand of shares
				2021
				Common	Preferred	Total
Brazilian residents				109,718	135,345	245,063
Foreign residents				3,708,977	3,544,491	7,253,468
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(15,755)	(15,755)	(31,510)
Total outstanding				3,802,940	3,664,081	7,467,021

b) Dividends and interest on equity

Pursuant to Bylaws provisions, shareholders are entitled to a minimum dividend of 25% of the net profit for each fiscal year, adjusted in accordance with applicable legislation. Preferred shares are non-voting and non-convertible into ordinary shares, yet they enjoy the same rights and benefits as ordinary shares, alongside priority in dividend distribution and an additional 10% on dividends paid to ordinary shares, as well as priority in capital repayment, without a premium, in the event of the Bank's liquidation.

The dividends were calculated and paid in accordance with Brazili's Corporation Law.

Before the Annual General Meeting of Shareholders, the Board of Directors may resolve to declare and pay dividends from the profits earned, based on: (i) balance sheets or retained earnings reported in the most recent balance sheet, or (ii) balance sheets prepared for periods shorter than six months, provided that the total dividends paid in each half of the fiscal year do not exceed the value of the capital reserves. These dividends are fully attributed to the mandatory dividends.

CMN Resolution No. 4.885, dated December 23, 2020, prohibits institutions authorized to operate by the Brazilian Central Bank from remunerating their own equity above the higher of: i) 30% of the adjusted net profit, as stipulated in item I of article 20 of Law No. 6.404/76; or ii) the mandatory minimum dividends as defined by article 202 of Law No. 6.404/76, including in the form of Interest on Equity, until December 31, 2020. The regulation also forbids the reduction of share capital, except under specific conditions, and the increase in compensation for its officers, administrators, and members of the Board of Directors and the Fiscal Board.

Below, we disclose the distribution of Dividends and Interest on Equity effected on December 31, 2023, December 31, 2022, and December 31, 2021.

	2023
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Interest on Capital (1)(5)	1,700,000	217.92	239.71	457.63	185.23	203.75	388.98
Interest on Capital (2)(5)	1,500,000	192.03	211.23	403.26	163.22	179.55	342.77
Interest on Capital (3)(5)	1,500,000	192.07	211.28	403.35	163.26	179.58	342.84
Interest on Capital (4)(5)	1,120,000	143.42	157.76	301.18	121.91	134.10	256.00
Dividends (4)(5)	380,000	48.66	53.53	102.19	48.66	53.53	102.19
Total	6,200,000
(1)	Approved by the Board of Directors on January 19, 2023, paid on March 6, 2023, without any compensation for inflation adjustment.
(2)	Approved by the Board of Directors on April 13, 2023, paid on May 15, 2023, without any compensation for inflation adjustment.
(3)	Approved by the Board of Directors on July 13, 2023, paid on August 16, 2023, without any compensation for inflation adjustment.
(4)	Approved by the Board of Directors on October 10, 2023, paid on November 10, 2023, without any compensation for inflation adjustment.
(5)	These were fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2023.

	2022
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Dividends (1)(5)	1,300,000	165.95	182.55	348.50	165.95	182.55	348.50
Interest on Capital (1) (6)	1,700,000	217.02	238.72	455.73	184.46	202.91	387.37
Dividends (2)(6)	700,000	89.45	98.40	187.85	89.45	98.40	187.85
Interest on Capital (2) (6)	1,000,000	127.79	140.57	268.36	108.62	119.48	228.10
Interest on Capital (3) (6)	1,700,000	217.75	239.52	457.27	185.09	203.59	388.68
Dividends (4)(6)	820,000	105.02	115.53	220.55	105.02	115.53	220.55
Interest on Capital (4) (6)	880,000	112.71	123.98	236.69	95.80	105.38	201.19
Total	8,100,000
(1)	Approved by the Board of Directors on February 1, 2022, paid on March 4, 2022, without any compensation for inflation adjustment.
(2)	Approved by the Board of Directors on April 14, 2022, paid on May 16, 2022, without any compensation for inflation adjustment.
(3)	Approved by the Board of Directors on August 5, 2022, paid on September 6, 2022, without any compensation for inflation adjustment.
(4)	Approved by the Board of Directors on October 13, 2022, paid on November 22, 2022, without any compensation for inflation adjustment.
(5)	These were fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2021.
(6)	These will be fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2022

	2021
		Reais per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Dividends (1)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (2) (5)	3,400,000	434.04	477.45	911.49	368.94	405.83	774.77
Dividends (3)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (4) (5)	249,000	31.79	34.97	66.75	27.02	29.72	56.74
Total	9,649,000
(1)	Approved by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any compensation for inflation adjustment.
(2)	Approved by the Board of Directors on July 27, 2021, paid on September 3, 2021, without any compensation for inflation adjustment.
(3)	Approved by the Board of Directors on October 26, 2021, paid on December 3, 2021, without any compensation for inflation adjustment.
(4)	Approved by the Board of Directors on December 28, 2021, to be paid starting from February 3, 2022, without any compensation for inflation adjustment.
(5)	These were fully attributed to the mandatory minimum dividends distributed by the Bank for the fiscal year of 2021.

c) Reserves

The net income, after deductions and legal provisions, will be allocated as follows:

Legal reserve

In accordance with Brazilian corporate legislation, 5% towards the legal reserve until it reaches 20% of the capital. This reserve is established to protect the integrity of the share capital and may only be utilized to offset losses or to increase the capital.

Capital reserve

The Bank's capital reserve comprises: goodwill reserves from the subscription of shares and other capital reserves, and may only be used to absorb losses that exceed retained earnings and profit reserves; redemption, repurchase, or acquisition of the Bank's own shares; addition to the share capital; or payment of dividends to preferred shares under specific circumstances.

Dividend equalization reserve

After the distribution of dividends, any remaining balance, upon a proposal by the Executive Board and approval by the Board of Directors, may be allocated to the establishment of a reserve for dividend equalization, limited to 50% of the Share Capital. This reserve is designed to secure funds for dividend payments, including in the form of Interest on Equity, or their advances, with the objective of maintaining the payout flow to shareholders.

d) Treasury shares

At the meeting held on August 2, 2022, the Board of Directors approved, as a continuation of the buyback program that expired on the same date, a new buyback program for Units and ADRs issued by Banco Santander, either directly or through its branch in Cayman, for retention as treasury shares or for subsequent disposal.

The Buyback Program involves the acquisition of up to 36,986,424 Units, comprising 36,986,424 ordinary shares and 36,986,424 preferred shares, which, as of December 31, 2023, corresponded to approximately 1% of the Bank's share capital. As of Dezember 31, 2023, Banco Santander had 348.147.839 ordinary shares and 375.952.252 preferred shares outstanding.

The buyback program aims to (1) maximize value generation for shareholders by efficiently managing the capital structure; and (2) facilitate the remuneration of directors, managerial staff, and other employees of the Bank and its subsidiaries, in line with the Long-Term Incentive Plans. The duration of the Buyback Program is up to 18 months, starting from August 3, 2022 and concluding on February 5, 2024.

	2023	2022	2021
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	31,161	15,755	18,829
Shares Acquisitions	1,272	20,297	91
Payment - Share-based compensation	(5,241)	(4,891)	(3,165)
Treasury shares at end of the period	27,192	31,161	15,755
Balance of Treasury Shares in thousand of reais	R$ 1,105,013	R$ 1,217,545	R$ 711,268
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 1,771
Balance of Treasury Shares in thousands of reais	R$ 1,106,784	R$ 1,219,316	R$ 713,039

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$27.62	R$27.73	R$33.86
Maximum cost (1)	R$49.55	R$49.55	R$49.55
Share Price	R$31.00	R$28.19	R$29.98
(1)	Since the beginning of trading on the stock exchange.

Additionally, for the fiscal year ended December 31, 2023, trading of treasury shares resulted in a gain of R$27,921 (2022 – gain of R$68,895 and 2020 – loss of R$40,820), which was directly recognized in equity under capital reserves.